Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2022
Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid clinical development expenses	$1,128	$776
Prepaid insurance expenses	970	56
Deferred financing costs	261	467
Other prepaid expenses and current assets	259	382

Total prepaid expenses and other current assets	2,618	1,681

Summary of Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Laboratory equipment	$909	$943
Furniture and fixtures	28	28
Office equipment	25	25
Software	12	12

Total property and equipment	974	1,008
Less: accumulated depreciation	(824)	(763)

Total property and equipment, net	$150	$245

Summary of Accrued liabilities
Accrued liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued clinical trial and manufacturing costs	$4,340	$6,472
Accrued personnel costs	497	1,172
Other accrued liabilities	522	844

Total accrued liabilities	$5,359	$8,488